Stock-Based Compensation Plans (Details Narrative) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2016 USD ($) Years $ / shares shares	Jan. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of stock option plans	2
Expire date in years | Years	10
Exercisable installments	20% or 25%
Shares available for future issuance | shares	384,430
Dividend yield	0.00%
Expected minimum volatility	36.00%
Expected maximum volatility	46.00%
FRP options replacement		75.14%
Patriot options replacement		24.86%
Risk-free interest rate minimum	0.30%
Risk-free interest rate maximum	4.20%
Expected life minimum | Years	3.0
Expecited life maximum | Years	7.0
Aggregate intrinsic value of exercisable in-the-money options	$ 1,630
Aggregate intrinsic value of outstanding in-the-money options	$ 1,998
Market close price | $ / shares	$ 31.07
Gains realized by option holders	$ 913
Realized tax benefit from options exercised	353
Total compensation cost of options granted but not yet vested	$ 322
Weighted average period for compensation to be recognized | Years	3.4